Leases - (Lessee) Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 4
2027	4
2028	4
2029	3
2030	3
Thereafter	16
Total undiscounted lease payments	34
Less: imputed interest	(8)
Total Operating Lease Liability	$ 26	$ 22